Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Current Assets
Cash and Cash Equivalents	$ 10,404	$ 17,221
Accounts Receivable, net $0 allowance at September 30, 2011 and December 31, 2010	14,332	11,046
Marketable Securities	550	0
Prepaid Expenses and Other Current Assets	77,506	43,376
Total Current Assets	102,792	71,643
Non-current Assets
Vessels, Net	1,008,101	988,263
Other Non-current Assets	653	23,177
Total Non-current Assets	1,008,754	1,011,440
Total Assets	1,111,546	1,083,083
Current Liabilities
Accounts Payable	3,886	2,934
Accrued Liabilities	29,301	4,060
Total Current Liabilities	33,187	6,994
Long-term Debt	170,000	75,000
Deferred Compensation Liability	9,398	8,134
Total Liabilities	212,585	90,128
Commitments and Contingencies
Shareholders' Equity
Common Stock, par value $0.01 per Share; 90,000,000 shares authorized , 47,298,782 shares issued and outstanding and 51,200,000 shares authorized, 46,898,782 shares issued and outstanding at September 30, 2011 and December 31, 2010, respectively	473	469
Additional Paid-in Capital	953,378	993,295
Accumulated other comprehensive loss	(245)	0
Retained Earnings	(54,645)	(809)
Total Shareholders' Equity	898,961	992,955
Total Liabilities and Shareholders' Equity	$ 1,111,546	$ 1,083,083